Stockholders' equity - Summary of Changes in Common Shares Outstanding (Detail) - shares		3 Months Ended	12 Months Ended
		Mar. 21, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Line Items]
Balance at end of period (in shares)		44,982,142
Predecessor
Equity [Line Items]
Balance at beginning of period (in shares)		1,392,706	1,404,309	1,423,916	1,422,160
Restricted stock issuance				1,209	15,278
Restricted stock repurchased			(2,597)	(5,725)	(2,025)
Restricted stock forfeited			(9,006)	(15,091)	(11,497)
Balance at end of period (in shares)			1,392,706	1,404,309	1,423,916
Common Class A | Predecessor
Equity [Line Items]
Balance at beginning of period (in shares)		333,686	345,289	364,896	70,117
Stock transfers	[1]				293,023
Restricted stock issuance				1,209	15,278
Restricted stock repurchased			(2,597)	(5,725)	(2,025)
Restricted stock forfeited			(9,006)	(15,091)	(11,497)
Balance at end of period (in shares)			333,686	345,289	364,896
Common Class B | Predecessor
Equity [Line Items]
Balance at beginning of period (in shares)		344,859	344,859	344,859	357,882
Stock transfers	[1]				(13,023)
Balance at end of period (in shares)			344,859	344,859	344,859
Common Class C | Predecessor
Equity [Line Items]
Balance at beginning of period (in shares)		209,882	209,882	209,882	209,882
Balance at end of period (in shares)			209,882	209,882	209,882
Class D Common Stock | Predecessor
Equity [Line Items]
Balance at beginning of period (in shares)					279,999
Stock transfers	[1]				(279,999)
Common Class E | Predecessor
Equity [Line Items]
Balance at beginning of period (in shares)		504,276	504,276	504,276	504,276
Balance at end of period (in shares)			504,276	504,276	504,276
Common Class F | Predecessor
Equity [Line Items]
Balance at beginning of period (in shares)		1	1	1	1
Balance at end of period (in shares)			1	1	1
Common Class G | Predecessor
Equity [Line Items]
Balance at beginning of period (in shares)		2	2	2	3
Stock transfers	[1]				(1)
Balance at end of period (in shares)			2	2	2

[1]	In this transaction, Healthcare of Ontario Pension Plan Trust Fund ("HOOPP") purchased 280,000 shares of Class A common stock converted from Class D and Class G common stock held by CHK Energy Holdings, Inc. ("CHK Energy Holdings") on January 13, 2014. An additional 15,078 shares of Class A common stock was purchased by HOOPP from various other stockholders of which 13,023 shares were converted from Class B common stock.